SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
The changes in stock options issued during the years ended December 31, 2018 and December 31, 2017 are as follows:

	2018		2017
	Number of stock options	Weighted average exercise price (C$/option)	Number of stock options	Weighted average exercise price (C$/option)
Outstanding, beginning of year	2,976,360	9.35	3,038,707	8.52
Granted	668,664	11.84	489,305	12.50
Exercised	(899,050)	(7.79)	(440,317)	(6.60)
Expired	(56,700)	(14.15)	—	—
Forfeited	(50,525)	(12.70)	(111,335)	(11.25)
Outstanding, end of year	2,638,749	10.35	2,976,360	9.35

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The weighted average fair value of stock options granted during the year ended December 31, 2018 and year ended December 31, 2017 were estimated to be C$5.06 and C$5.97 per stock option, respectively, at the grant date using the Black-Scholes option pricing model, based on the following assumptions:

Years ended December 31	2018	2017
Forfeiture rate (%)	3.0	3.0
Dividend yield (%)	—	—
Average risk-free interest rate (%)	1.88	1.00
Expected life (years)	4.2	4.2
Volatility (%)	55.8	60.9

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about stock options outstanding and exercisable at December 31, 2018:

	Stock options outstanding		Stock options exercisable
Exercise prices (C$)	Stock options outstanding	Weighted average remaining contractual life (years)	Stock options exercisable	Weighted average exercise price (C$/option)
3.30 - 7.02	321,592	2.5	321,592	5.83
7.03 - 7.36	630,045	3.4	401,717	7.19
7.37 - 11.95	700,836	4.3	324,536	9.05
11.96 - 24.41	986,276	3.7	443,859	15.56
	2,638,749	3.6	1,491,704	9.79

Disclosure of number and weighted average exercise prices of other equity instruments

Years ended December 31	2018	2017
	Number of DSUs	Number of DSUs
Outstanding, beginning of year	608,763	535,579
Granted	107,318	73,184
Redeemed	(182,383)	—
Outstanding, end of year	533,698	608,763

Years ended December 31	2018	2017
	Number of PSUs	Number of PSUs
Outstanding, beginning of year	391,432	524,550
Granted	174,900	159,850
Settled	(255,232)	(190,000)
Forfeited	—	(102,968)
Outstanding, end of year	311,100	391,432

Years ended December 31	2018	2017
	Number of RSUs	Number of RSUs
Outstanding, beginning of year	541,006	704,055
Granted	322,935	242,565
Settled	(276,983)	(313,003)
Forfeited	(161,863)	(92,611)
Outstanding, end of year	425,095	541,006

Explanation of effect of share-based payments on entity's profit or loss [text block]
Total share-based compensation, including all equity and cash-settled arrangements, for the years ended December 31, 2018 and 2017 has been recognized in the consolidated financial statements as follows:

Years ended December 31	2018	2017
	$	$
Equity-settled
Cost of inventory	160	190
General and administrative expense	1,958	1,988
Exploration, evaluation and reclamation expenses	39	41
Cash-settled
Cost of inventory	1,024	1,639
General and administrative expense	11,412	2,237
Exploration, evaluation and reclamation expenses	125	—
Total	14,718	6,095